Fees Summary	Dec. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 704,000
Previously Paid Amount	0.00
Total Fee Amount	107.78
Total Offset Amount	0.00
Net Fee	107.78
Narrative - Max Aggregate Offering Price	$ 704,000
Final Prospectus	true